As filed with the Securities and Exchange Commission on September 26, 2023

Registration No.	33‑73734

811‑08264
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N‑4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre‑Effective Amendment No.
Post-Effective Amendment No. 54
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940
Amendment No. 54
TRANSAMERICA VARIABLE FUNDS
(Exact Name of Registrant)
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
(Name of Depositor)
440 Mamaroneck Avenue
Harrison, NY 10528
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (914) 627‑3000
Brian Stallworth, Esquire
Transamerica Financial Life Insurance Company
c/o Office of the General Counsel
440 Mamaroneck Avenue
Harrison, NY 10528
Brian Stallworth, Esquire
Transamerica Retirement Solutions
1801 California St., Suite 5200
Denver, CO 80202
(Name and Address of Agent for Service)

It is proposed that this filing become effective:
    X   immediately upon filing pursuant to paragraph (b)
          on (date) pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)(1)
          on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant is filing this post-effective amendment (the “Amendment”) for the purpose of adding a supplement to the prospectus dated May 1, 2023 for the Transamerica Variable Funds contract included in the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. Parts A and B filed in Post-Effective Amendment No. 53 to the Registration Statement (File No. 33-73734) and Amendment No. 53 to the Registration Statement (File No. 811‑08264) are hereby incorporated by reference to the extent required by applicable law.

TRANSAMERICA VARIABLE FUNDS
GROUP VARIABLE ANNUITY CONTRACTS
Sections 401(a), 401(k), 403(b), 408(IRA), 457 and NQDC
Issued By
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (“TFLIC”)
Supplement dated September 26, 2023
to the
Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus
Dated May 1, 2023
Addition of New Subaccount. On October 27, 2023, the Transamerica Inflation Opportunities Subaccount will be made available as a new subaccount under the Contract. The Transamerica Inflation Opportunities Subaccount invests in the Transamerica Inflation Opportunities Class I3 shares (“TIO Fund”). The TIO Fund is advised by Transamerica Asset Management, Inc. and is subadvised by PineBridge Investments LLC. The TIO Fund’s principal investment objective is to seek maximum real return, consistent with appreciation of capital.
Reorganization of Underlying Funds. The Board of Directors of the Transamerica Funds approved a proposal to reorganize the Transamerica Inflation-Protected Securities Fund (“Acquired Fund”) into the Transamerica Inflation Opportunities Fund (TIO Fund) (the “Acquiring Fund”), a series of the Transamerica Funds which is substantially similar to the Acquired Fund. The closing date of the Reorganization is expected to occur on or about October 27, 2023 (“Closing Date”). On the Closing Date, Contract owners holding units of the subaccount of the Acquired Fund will receive units of the Transamerica Inflation Opportunities Subaccount (“New Subaccount”) having the same aggregate value as their units in the subaccount of the Acquired Fund on such date. After the Closing Date, contract owners with standing instructions to allocate contributions into the subaccount of the Acquired Fund will be directed to the New Subaccount. Contract owners receiving units in the New Subaccount may transfer those units to other investment options under the Contract at any time without penalty.
In preparation of the Reorganization, the Transamerica Inflation-Protected Securities Subaccount will be closed to all transactions on October 26, 2023.
Updated Appendix. Effective October 27, 2023, based on changes to the underlying portfolios described above, the Appendix-Portfolio Company/Investment Options Available Under Your Contract will be revised as indicated below.
Appendix- Portfolio Companies Available Under The Contract
The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the separate account of your Contract, you may not be able to invest in certain Portfolio Companies. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies that are available in your Plan.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.trsretire.com. You can also request this information at no cost by calling our Administrative Office at 1‑(800) 755‑5801.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Portfolio Company/ Investment Option and Adviser/Sub‑Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Money Market	Transamerica Government Money Market*,1 Sub‑Adviser: BlackRock Investment Management, LLC	0.31%	0.70%	0.43%	0.21%
Bond	Transamerica Core Bond[4] Sub‑Adviser: Aegon USA Investment Management, LLC	0.42%	-14.11%	-1.04%	0.26%
	High Yield Bond[5]	0.60%	-12.36%	0.65%	2.57%

	Sub‑Adviser: Aegon USA Investment Management, LLC
	Transamerica Inflation Opportunities[3,13] Sub‑Adviser: PineBridge Investments LLC	0.50%	N/A	N/A	N/A
	Transamerica Short Term Bond[2,12] Sub‑Adviser: Aegon USA Investment Management, LLC	0.41%	N/A	N/A	N/A
Allocation	Transamerica Balanced II6 Sub‑Adviser: Aegon USA Investment Management, LLC	0.58%	-17.08%	4.82%	6.96%
U.S. Equity	Transamerica Large Value Opportunities[7] Sub‑Adviser: PineBridge Investments LLC	0.50%	-4.75%	5.61%	9.05%
	Transamerica Large Core ESG[8] Sub‑Adviser: PineBridge Investments LLC	0.52%	-17.53%	7.06%	10.79%
	Transamerica Large Growth[9] Sub‑Adviser: Morgan Stanley Investment Management Inc.	0.70%	-46.50%	5.56%	10.54%
	Transamerica Small Cap Growth[10] Sub‑Adviser: Ranger Investment Management, LP	1.00%	-31.63%	N/A	N/A
	Transamerica Small Cap Value [10] Sub‑Adviser: Peregrine Capital Management LLC	0.84%	-13.82%	N/A	N/A
International Equity	Transamerica International Equity[11] Sub‑Adviser: Thompson, Siegel & Walmsley LLC	0.75%	-14.99%	0.10%	2.04%
Multi-asset	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	-16.35%	5.23%	6.44%

*Government Money Market: The 7‑Day Yield was 2.54% as of December 31, 2022 The 7‑Day Effective Yield was 2.57% as of December 31, 2022
(1) Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.

(2) Transamerica Short Term Bond was added effective December 9, 2022 and as of December 31, 2021 does not have any annualized total returns.
(3) Transamerica Inflation Opportunities, share class I3 will be added effective October 27, 2023 and does not have any annualized total returns.
(4) Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter. Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.

(5) Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(6) Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(7) Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.

(8) Total returns calculated for any period for the Large Core reflect the performance of the Transamerica Partners Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter. Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG.

(9) Total returns calculated for any period for the Large )Growth reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(10) Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2022, do not have five or ten year annualized total returns.

(11) Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.

(12) Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund.
(13) Effective October 27, 2023, Transamerica Inflation-Protected Securities Fund will merge into Transamerica Inflation Opportunities Fund.
Note: All Transamerica Fund underlying fund portfolios are advised by Transamerica Asset Management. The entities listed are the sub‑advisers unless otherwise indicated.

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.
Please read this Supplement carefully and retain it for future reference.

PART C

OTHER INFORMATION

Item 27.         Exhibits

Exhibit No:		Description

(a)		Board of Directors Resolution
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(b)		Custodian Agreements. Not applicable

(c)		Underwriting Contracts
(c)	(i)	Underwriting Agreement with Transamerica Capital, Inc. (i)

(d)		Contracts
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(e)		Applications
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(f)		Depositor’s Certificate of Incorporation and By-laws

	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(g)		Reinsurance Contracts. Not applicable

(h)		Participation Agreements
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(i)		Administrative Contracts.
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(j)		Other Material Contracts. Not applicable.

(k)		Legal Opinion
	(i)	Opinion and Consent of Counsel. Filed herewith.

(l)		Other Opinions
	(i)	Consent of Independent Registered Public Accounting Firm. Filed herewith.
	(ii)	Consent of Independent Auditors. Filed herewith.

(m)		Omitted Financial Statements. Not applicable

(n)		Initial Capital Agreements. Not applicable

(o)		Form of Initial Summary Prospectuses. Not applicable.

(p)		Powers of Attorney. Filed Herewith

Note
	(1)	Incorporated herein by reference to the Post-Effective Amendment No. 30 to Form N-4 (File No. 33-73734) filed on February 28, 2008.

Item 28. Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Jamie Ohl 1801 California St. Suite 5200 Denver, CO 80202	President and Chief Executive Officer
Bonnie T. Gerst 6400 C Street SW Cedar Rapids, IA 52499	Director, Chairman of the Board
Christopher S. Fleming 100 Light Street Baltimore, MD 21202	Director and Chief Operating Officer, Individual Solutions Division
Andrew S. Williams 100 Light Street Baltimore, MD 21202	Director, Assistant Secretary, General Counsel and Senior Vice President
Matt Kepler 100 Light Street Baltimore, MD 21202	Chief Financial Officer, Executive Vice President and Treasurer
Zachary Harris 6400 C Street SW Cedar Rapids, IA 52499	Director, Chief Operating Officer, Workplace Solutions Division
Wendy E. Cooper 245 East 93 Street New York, NY 10128	Director
Anne C. Kronenberg 187 Guard Hill Road Bedford Corner, NY 10549	Director
June Yuson 245 East 93rd Street New York, NY 10128	Director

ITEM 29 LISTING

Item 29. Persons Controlled by or under Common Control with the Depositor or Registrant.
Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Yarra Rapids, LLC, Sole Member (100%)	Real estate investments
239 West 20th Street, LLC	Delaware	Yarra Rapids, LLC, Sole Member (100%)	Real estate investments
313 East 95th Street, LLC	Delaware	Yarra Rapids, LLC, Sole Member (100%)	Real estate investments
319 East 95th Street, LLC	Delaware	Yarra Rapids, LLC, Sole Member (100%)	Real estate investments
Administrative Group, LLC	Tennessee	AUSA Holding, LLC, Sole Member (100%)	Retirement services
AEGON Affordable Housing Debt Fund I, LLC	Delaware	AHDF Manager I, LLC, Member (0.01%); Transamerica Life Insurance Company, Mangaging Member (5%); Dominium Taxable Fund I, LLC, non- AEGON affiliates, Member (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC, Sole LLC Member (100%) ***Company is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC***	To serve as a fund for a client and offer flexibility to accommodate other similarly situated clients.
AEGON AM Private Equity Partners I, LLC	Delaware	AEGON USA Investment Management, LLC, Sole Member (100%)	Investments
AEGON Asset Management Services, Inc.	Delaware	AUSA Holding, LLC, Sole Shareholder (100%)	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 51, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 52, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 53, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 54, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 55, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 56, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 57, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 58, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 59, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 60, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 61, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 62, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 63, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 64, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 65, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 66, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 67, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Life Insurance Company, Sole Shareholder (100%)	Marketing company

As of 6/30/2023	1

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	AEGON Mexico Holding B.V., Managing Member (92.96%); AEGON DMS Holding B.V., Member (5.82%)	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	AEGON Mexico Holding B.V., Sole Member (100%)	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments
AEGON Financial Services Group, Inc.	Minnesota	Transamerica Life Insurance Company, Sole Shareholder (100%)	Marketing
AEGON Funding Company, LLC.	Delaware	Transamerica Corporation, Sole Member (100%)	Issue debt securities net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Commonwealth General Corporation, Sole Member (100%)	Holding company
AEGON Institutional Markets, Inc.	Delaware	Commonwealth General Corporation, Sole Shareholder (100%)	Provider of investment, marketing and administrative services to insurance companies
Aegon LIHTC Fund 50, LLC	Delaware	Aegon LIHTC Fund 63, LLC, Managing Member (51.01%); Citibank, N.A., non-affiliate of AEGON, Member (48.99%)	Investments
Aegon LIHTC Fund 51, LLC	Delaware	Aegon Community Investments 51, LLC, Managing Member (.01%); Citibank, N.A., non-affiliate of AEGON, Member (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Aegon Community Investments 52, LLC, Member (0.01%); Transamerica Financial Life Insurance Company, Member (10.18%); Transamerica Life Insurance Company, Member (1%);

Ally Bank, non-affiliates of AEGON, Member (11.35%); Bank of the West, non- affiliates of AEGON, Member (7.46%); California Bank & Trust, non-affiliates of AEGON, Member (5.21%); Citibank, N.A., non-affiliates of AEGON, Managing Member (49%); Pacific West Bank, non- affiliates of AEGON, Member (7.58%);

US Bank, non-affiliates of AEGON, Member (7.58%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Aegon Community Investments 54, LLC, Non-Member Manager (0%); FNBC Leasing Corporation, non-affiliate of Aegon, Sole Member (100%)	Investments

As of 6/30/2023	2

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 55, LLC	Delaware

Transamerica Life Insurance Company, Managing Member (2.82%);

Ally Bank, non-affiliates of AEGON, Member (8.21%); Bank of Hope, non- affiliates of AEGON, Member (14.27%); Citibank, N.A., non-affiliates of AEGON, Member (21.69%);

CMFG Life Insurance Company, non- affiliates of AEGON, Member (9.72%); Lake City Bank, non-affiliates of AEGON, Member (1.47%);

Minnesota Life Insurance Company, non- affiliates of AEGON, Member (7.46%); The Guardian Life Insurance Company of America, non-affiliates of AEGON, Member (10.44%);

U.S. Bancorp Community Development Corporation, non-affiliates of AEGON, Member (22.10%); ZB National Association, non-affiliates of AEGON, Member (1.81%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Aegon Community Investments 57, LLC, Managing Member (.01%); Bank of America, N.A., non-affiliate of AEGON, Investor Member (99.99%)	Investments
Aegon LIHTC Fund 58, LLC	Delaware

Aegon Community Investments 58, LLC, Managing Member (0.01%); Transamerica Life Insurance Company, Member (2.87%);

Allstate Insurance Company, non-affiliates

of AEGON, Member (24%); Ally Bank, non- affiliates of AEGON, Member (17%); CMFG Life Insurance Company, non- affiliates of AEGON, Member (8.05%); Santander Bank, N.A., non-affiliates of AEGON, Member (22.25%);

U.S. Bancorp Community Development Corporation, non-affiliates of AEGON, Member (19.47%);

Zions Bancorporation, N.A., non-affiliates of AEGON, Member (6.35%)

Investments
Aegon LIHTC Fund 60, LLC	Delaware	Aegon Community Investments 60, LLC, Non-Member Manager (0%); FNBC Leasing Corporation, non-affiliate of Aegon, Sole Member (100%)	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Aegon Community Investments 61, LLC, Non-Member Manager (0%); HSBC Bank, N.A., non-affiliate of Aegon, Sole Member (100%)	Investments

As of 6/30/2023	3

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 62, LLC	Delaware

Aegon Community Investments 62, LLC, (0.01%);

Allstate Insurance Company, non-affiliates of AEGON, Member (20.48%); Ally Bank, non-affiliates of AEGON, Member (10.11%);

Bank of the West, non-affiliates of AEGON, Member (6.57%);

Farm Bureau Property & Casualty, non- affiliates of AEGON, Member (6.74%); Minnesota Life Insurance Company, non- affiliates of AEGON, Member (6.74%); Santander Bank, N.A., non-affiliates of AEGON, Member (5.39%);

State Street Bank and Trust Company, non- affiliates of AEGON, Member (34.22%);

U.S. Bancorp Community Development Corporation, non-affiliates of AEGON, Member (6.57%); Zions Bancorporation, N.A., non-affiliates of AEGON, non- affiliates of AEGON, Member (3.17%)

Investments
Aegon LIHTC Fund 63, LLC	Delaware	Aegon Community Investments 63, LLC, non-Member Manager (0%); FNBC Leasing Corporation, non-affiliate of Aegon, Sole Member (100%)	Investments
Aegon LIHTC Fund 64, LLC	Delaware	Aegon Community Investments 64, LLC, Sole Member (100%)	Investments
Aegon LIHTC Fund 65, LLC	Delaware	Aegon Community Investments 65, LLC, Managing Member (.01%); Bank of America, N.A., non-affiliate of AEGON, Investor Member (99.99%)	Investments
Aegon LIHTC Fund 66, LLC	Delaware	Aegon Community Investments 66, LLC (0.01%); Bank of the West, non-affiliates of AEGON, Member (49.99%); Cedar Rapids Bank & Trust, non-affiliates of AEGON, Member (49.99%);	Investments
Aegon LIHTC Fund 67, LLC	Delaware	Aegon Community Investments 67, LLC, Non-Member Manager (0%); FNBC Leasing Corporation, non-affiliate of Aegon, Sole Member (100%)	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (79.20%); Transamerica Life Insurance Company, Sole Member (20.80%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	Transamerica Corporation, Sole Shareholder (100%)	Holding company
Aegon Multi-Family Equity Fund, LLC	Delaware

Transamerica Financial Life Insurance Company, Member (5%); Transamerica Life Insurance Company, Member (20%); Landmark Real Estate Partners VIII, L.P., non-affiliate of AEGON, Member (72.16%); NCL Investments II, L.P. - RE Series, non-affiliates of AEGON, Member (2.84%)

Investments
Aegon Opportunity Zone Fund Joint Venture 1, LP	Delaware	Aegon OZF Investments 1, LLC, Member (0.25%); United Insurance Company of America, Member (99.75%)	Investments

As of 6/30/2023	4

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon OZF Investments 1, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member 100%	Investments
Aegon Upstream Energy Fund, LLC	Delaware	AEGON Energy Management, LLC, Sole Member 100%	Investments
AEGON USA Asset Management Holding, LLC	Iowa	AUSA Holding, LLC, Sole Member 100%	Holding company
AEGON USA Investment Management, LLC	Iowa	AEGON USA Asset Management Holding, LLC, Sole Member 100%	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	AEGON USA Realty Advisors, LLC, Sole Shareholder (100%)	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	AEGON USA Asset Management Holding, LLC, Sole Member (100%)	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	AEGON USA Realty Advisors, Inc., Sole Shareholder (100%)	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Aegon Workforce Housing Separate Account 1, LLC, Sole Member (100%)	Multifamily private equity structure with third-party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Aegon Workforce Housing Fund 2, LP, Sole Member (100%)	Holding company
Aegon Workforce Housing Fund 2 Holding Company B, LLC	Delaware	Aegon Workforce Housing Fund 2, LP, Sole Member (100%)	Holding company
Aegon Workforce Housing Fund 2 Holding Company C, LLC	Delaware	Aegon Workforce Housing Fund 2, LP, Sole Member (100%)	Holding Company
Aegon Workforce Housing Fund 2, L.P	Delaware	AWHF2 General Partner, LLC, General Partner (0%); Transamerica Financial Life Insurance Company, Fund Partners, Member (20%); Transamerica Life Insurance Company, Fund Partners, Member (80%)	Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Aegon Workforce Housing Fund 3, LP, Sole Member (100%)	Holding company
Aegon Workforce Housing Fund 3, L.P	Delaware	Transamerica Financial Life Insurance Company, Limited Partners: (10%); Transamerica Life Insurance Company, Limited Partners (60%); Transamerica Life Insurance Company, Limited Partners (30%)	Investments
Aegon Workforce Housing JV 4A, LLC	Delaware

Aegon Workforce Housing Fund 2 Holding Company, LLC, Member (44.5%); Landmark Real Estate Partners VIII, L.P., non-affiliates of AEGON, Member (26.7%); NCL Investments II, L.P. – RE Series, non- affiliates of AEGON, Member (1.05%); Strategic Partners Real Estate VII Investments, L.P., non-affiliates of AEGON, Member (27.75%)

Investments
Aegon Workforce Housing JV 4B, LLC	Delaware

Aegon Workforce Housing Fund 2 Holding Company, LLC, Member (25%); Landmark Real Estate Partners VIII, L.P., non-affiliates of AEGON, Member (36.08%); NCL Investments II, L.P. – RE Series, non-affiliates of AEGON, Member (1.42%);

Strategic Partners Real Estate VII Investments, L.P., non-affiliates of AEGON, Member (37.50%)

Investments

As of 6/30/2023	5

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Workforce Housing JV 4C, LLC	Delaware

Aegon Workforce Housing Fund 2 Holding Company, LLC, Member (10%);

Landmark Real Estate Partners VIII, L.P., non-affiliates of AEGON, Member (43.30%); NCL Investments II, L.P., non- affiliates of AEGON, Member (1.70%); Strategic Partners Real Estate VII

Investments, L.P., non-affiliates of AEGON, Member (45%)

Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Aegon Workforce Housing Separate Account 1, LLC, Sole Member (100%)	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware

Transamerica Financial Life Insurance Company (4.17%); Transamerica Life Insurance Company, Member (15.83%); Transamerica Life Insurance Company, Member (4.25%)

AWHSA Manager 1, LLC, non-affiliates of AEGON, Member Manager (0%);

Lake Tahoe IV, L.P., non-affiliates of AEGON, non-affiliates of AEGON, Member (23.86%); Townsend RE Global Special Solutions, L.P., non-affiliates of AEGON, Member (10.23%); Townsend Real Estate Alpha Fund III, L.P., non- affiliates of AEGON, Member (40.91%)

Multifamily private equity structure with third- party Investor
AHDF Manager I, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments
ALH Properties Eight LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
ALH Properties Eleven LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
ALH Properties Four LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
ALH Properties Nine LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
ALH Properties Seven LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
ALH Properties Seventeen LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
ALH Properties Sixteen LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
ALH Properties Ten LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
ALH Properties Twelve LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
ALH Properties Two LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
AMFETF Manager, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

As of 6/30/2023	6

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Cupples State LIHTC Investors, LLC, Member (1%); Garnet LIHTC Fund VII, LLC, Member (99%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC, Sole Member (100%)	Affordable housing
AUSA Holding, LLC	Maryland	Transamerica Corporation, Sole Member (100%)	Holding company
AUSA Properties, Inc.	Iowa	AEGON USA Realty Advisors, LLC, Sole Shareholder (100%)	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments
AWHF2 Subsidiary Holding Company C, LLC	Delaware	Aegon Workforce Housing Fund 2 Holding Company C, LLC, Sole Member (100%)	Holding Company
AWHF3 General Partner, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments
AWHJV4 Manager, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments
AWHSA Manager 1, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Multifamily private equity structure with third- party Investor
Barfield Ranch Associates, LLC	Florida	Mitigation Manager, LLC, Member (50%); OBPFL-Barfield, LLC, non-affiliate of AEGON, Member (50%)	Investments
Bay State Community Investments II, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments in low-income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Transamerica Financial Life Insurance Company, Sole Member (100%)	Lease holder
Commonwealth General Corporation	Delaware	Transamerica Corporation, Sole Shareholder (100%)	Holding company
Creditor Resources, Inc.	Michigan	AUSA Holding, LLC, Sole Shareholder (100%)	Credit insurance
CRI Solutions, Inc.	Maryland	Creditor Resources, Inc., Sole Member (100%)	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (22%); Transamerica Life Insurance Company, Sole Member (63%); Transamerica Life Insurance Company, Sole Member (15%)	Investments

As of 6/30/2023	7

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Equitable AgriFinance, LLC	Delaware	AEGON USA Realty Advisors, LLC, Member (50%); Equitable Financial Insurance Company, non-affiliate of AEGON, Member (50%)	Agriculturally- based real estate advisory services
FD TLIC Limited Liability Company	New York	Transamerica Life Insurance Company, Sole Member (100%)	Broadway production
FGH Realty Credit LLC	Delaware	FGH USA, LLC, Sole Member (100%)	Real estate
FGH USA LLC	Delaware	RCC North America LLC, Sole Member (100%)	Real estate
Fifth FGP LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
Financial Planning Services, Inc.	District of Columbia	Commonwealth General Corporation, Sole Shareholder(100%)	Management services
First FGP LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
Fourth FGP LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
FSBA AAM Strategic Fund I, LP	Delaware	Aegon AM Private Equity Partners I, LLC, Sole Member (100%)	Investments
Garnet Assurance Corporation	Kentucky	Transamerica Life Insurance Company, Sole Shareholder (100%)	Investments
Garnet Assurance Corporation II	Iowa	Commonwealth General Corporation, Sole Member (100%)	Business investments
Garnet Assurance Corporation III	Iowa	Transamerica Life Insurance Company, Sole Shareholder (100%)	Business investments
Garnet Community Investments IV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments V, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments VI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments VII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments VIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments IX, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments X, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XVIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XX, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXIV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXVI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXVII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXIX, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXXI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXXII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

As of 6/30/2023	8

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XL, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XLI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XLII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XLIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XLIV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XLVI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XLVII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet Community Investments XLIX, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Garnet Community Investments XLIII, LLC, Sole Member (100%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Garnet Community Investments IV, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Garnet Community Investments V, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Garnet Community Investments VI, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Investments VII, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Garnet Community Investments VIII, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Garnet Community Investments IX, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Garnet Community Investments X, LLC, Member (0.01%); Goldenrod Asset Management, a non-AEGON affiliate, Member (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Garnet Community Investments XI, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

As of 6/30/2023	9

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC, Member (0.01%); Garnet LIHTC Fund XII- A, LLC, Member (73.39%); Garnet LIHTC Fund XII-B, LLC, Member (13.30%); Garnet LIHTC Fund XII-C, LLC, Member (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments, LLC, Member (.01%); Garnet LIHTC Fund XIII- A, LLC, Member (68.10%); Garnet LIHTC Fund XIII-B, LLC, Member (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments, LLC, (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments, LLC, Managing Member? (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Garnet Community Investments, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Garnet Community Investments, LLC (0.01%); Transamerica Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Garnet Community Investments, LLC, Member (0.01%); FNBC Leasing Corporation, non-affiliates of AEGON, Member (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Garnet Community Investments, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Garnet Community Investments XVIII, LLC, Member (0.01%); Verizon Capital Corp., non-affiliates of AEGON, Member (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Garnet Community Investments, LLC, Member (0.01%); Bank of America, N.A., non-affiliates of AEGON, Member (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Garnet Community Investments, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

As of 6/30/2023	10

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXII, LLC	Delaware	Garnet Community Investments, LLC, Member (0.01%); NorLease, Inc., non- affiliates of AEGON, Member (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Garnet Community Investments, LLC, Member (0.01%); IdaCorp Financial Services, non-affiliates of AEGON, Member (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Garnet Community Investments XXIV, LLC, Managing Member (0.01%); Transamerica Life Insurance Company (21.26%);

New York Life Insurance and Annuity Corporation, non-affiliates of AEGON, Member (21.73%); New York Life Insurance Company, non-affiliates of AEGON, Member (25.51%);

Principal Life Insurance Company, non- affiliates of AEGON, Member (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware

Garnet Community Investment XXV, LLC, Member (0.01%); Garnet LIHTC Fund XXVIII, LLC, Member (1%);

Mt. Hamilton Fund, LLC, non-affiliates of AEGON, Member (97.99);

Google Affordable housing I LLC, non- affiliates of AEGON, Member (1%)

Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Garnet Community Investments XXVI, LLC, Member (0.01%); American Income Life Insurance Company, non-affiliate of AEGON, Member (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Garnet Community Investments XXVII, LLC, Member (0.01%); Transamerica Life Insurance Company, Member (16.71%); AETNA Life Insurance Company, non- affiliates of AEGON, Member (30.29%); New York Life Insurance Company, non- affiliates of AEGON, Member (22.71%); ProAssurance Casualty Company, non- affiliates of AEGON, Member (3.63%); ProAssurance Indemnity Company, non- affiliates of AEGON, Member (8.48%); State Street Bank and Trust Company, non- affiliates of AEGON, Member (18.17%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Garnet Community Investments XXVIII LLC, Member (0.01%);

United Services Automobile Association, non-affiliates of AEGON, Member (57.99%); USAA Casualty Insurance Company, non-affiliates of AEGON, Member (18%); USAA General Indemnity Company, non-affiliates of AEGON, Member (20%);

USAA Life Insurance Company, non- affiliates of AEGON, Member (4%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Garnet Community Investments XXIX, LLC, Member (.01%); Bank of America, N.A., non-affiliates of AEGON, Member (99.99%)	Investments

As of 6/30/2023	11

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXI, LLC	Delaware	Garnet Community Investments XXXI, LLC, Member (0.1%); Thunderbolt Peak Fund, LLC, non-affiliates of AEGON, Member (98.99%); Google Affordable Housing I, LLC, non-affiliates of AEGON, Member (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware

Garnet Community Investments XXXIII (0.01%);

New York Life Insurance and Annuity Corporation, non-affiliates of AEGON, Member 49.61%; New York Life Insurance Company, non-affiliates of AEGON, Member (50.38%)

Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC, Member (0.01%); NorLease, Inc., non-affiliates of AEGON, Member (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Garnet Community Investments XXXIV, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Garnet Community Investment XXXV, LLC, Member (0.01%); AEGON, Microsoft Corporation, non- affiliates of AEGON, Member (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Garnet Community Investments XXXVI, LLC, Managing Member (1%); JPM Capital Corporation, non-affiliates of AEGON, Investor Member (99%)	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Garnet Community Investments XXXVII, LLC, Member (.01%); Transamerica Life Insurance Company, Member (99.00%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Garnet Community Investments XXXVIII, LLC, non-Member Manager (0%); Norlease, Inc., non-affiliates of AEGON, Member (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Garnet Community Investments XXXIX, LLC, Managing Member (1%); FNBC Leasing Corporation, non-affiliates of AEGON, Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Garnet Community Investments XL, LLC, Member (.01%); Partner Reinsurance Company of the U.S., non-AEGON affiliate, Member (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Garnet Community Investments XLI, LLC, Managing Member (.01%); Transamerica Life Insurance Company, Member (10%); BBCN Bank, non-AEGON affiliates, Member (1.25%);

East West Bank, non-AEGON affiliates, Member (12.50%),; Mutual of Omaha, non- AEGON affiliates, Member (12.50%); Pacific Premier Bank, non-AEGON affiliates, Member (12.50%); Pacific Western Bank, non-AEGON affiliates, Member (7.50%);

Principal Life Insurance Company, non- AEGON affiliates, Member (18.75%); Standard Insurance Company, non-AEGON affiliates, Member (25%)

Investments

As of 6/30/2023	12

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLII, LLC	Delaware	Garnet Community Investments XLII, LLC, Managing Member (.01%); Origin Bank, non-affiliates of AEGON, Investor Member (83.33%) Renasant Bank, non-affiliates of AEGON, Investor Member (16.66%)	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	ING Capital, LLC, Sole Member (100%); Garnet Community Investments XLIV, LLC, Asset Manager (0%)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	ING Capital, LLC, Sole Member (100%); Garnet Community Investments XLIV, LLC, Asset Manager (0%)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Garnet Community Investments XLVI, LLC, Member (0.01%); Standard Life Insurance Company, non- affiliate of AEGON, Managing & Investor Member (99.99%)	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Garnet Community Investments XLVII, LLC, Managing Member (1%); Transamerica Life Insurance Company, Investor Member (14%); Citibank, N.A., non-affiliate of AEGON, Investor Member (49%);

New York Life Insurance and Annuity Corporation, non-affiliate of AEGON, Investor Member (15.5%);

New York Life Insurance Company, non- affiliate of AEGON, Investor Member (20.5%)

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware

Garnet Community Investments XXXLVIII, LLC, Member (.01%); Transamerica Financial Life Insurance Company, Member (75.18%);

American Republic Insurance Company, non-affiliates of AEGON, Member (2.84%); Bank of Hope, non-affiliates of AEGON, Member (.93%);

U.S. Bancorp Community Development Corporation, non-affiliates of AEGON, Member (21.04%)

Investments
Horizons Acquisition 5, LLC	Florida	PSL Acquisitions Operating, LLC, Sole Member (100%)	Development company
Horizons St. Lucie Development, LLC	Florida	PSL Acquisitions Operating, LLC, Sole Member (100%)	Development company
Imani FE, L.P.	California	ABS Imani Fe, Partner (0.00%); Garnet LIHTC Fund XIV, LLC, Partner (99.99%); Grant Housing and Economic Development Corporation, Partner (0.00%); TAH Imani Fe GP, LLC, Partner (0.00%)	Affordable housing
Investors Warranty of America, LLC	Iowa	RCC North America LLC, Sole Member (100%)	Leases business equipment
Ironwood Re Corp.	Hawaii	Commonwealth General Corporation, Sole Member (100%)	Captive insurance company
LCS Associates, LLC	Delaware	RCC North America LLC, Sole Member (100%)	Investments
Life Investors Alliance LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Purchase, own, and hold the equity interest of other entities

As of 6/30/2023	13

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 53, LLC	Delaware	AEGON Community Investments 53, LLC, non-Member Manager (0%); Bank of America, N.A., non-affiliates of AEGON, Member (98%); MUFG Union Bank, N.A., non-affiliates of AEGON, Member (2%)	Investments
LIHTC Fund 56, LLC	Delaware	AEGON Community Investments 56, LLC, non-Member Manager (0%); Bank of America, N.A., non-affiliates of AEGON, Member (90%); MUFG Union Bank, N.A., non-affiliates of AEGON, Member (10%)	Investments
Fund 59, LLC	Delaware

AEGON Community Investments 59, LLC, non-Member Manager (0%);

Bank of America, National Association, non- affiliates of AEGON, Member (99.99%); Dominium Taxable Fund II, LLC, non- affiliates of AEGON, Member (0.01%)

Investments
LIHTC Fund XLV, LLC	Delaware	Garnet Community Investments XLIX, LLC, non-Member Manager (0.00%); Bank of America, National Association, non- affiliates of AEGON, Sole Member (100%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Garnet Community Investments XLIX, LLC, non-Member Manager (0.00%); Bank of America, National Association, non- affiliates of AEGON, Sole Member (100%)	Investments
LIICA Re II, Inc.	Vermont	Transamerica Life Insurance Company, Sole Shareholder (100%)	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	AUSA Holding, LLC, Sole Shareholder (100%)	Trust company
Mitigation Manager LLC	Delaware	RCC North America LLC, Sole Member (100%)	Investments
Services, Inc.	Delaware	AUSA Holding, LLC, Sole Shareholder (100%)

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	Transamerica Corporation, Sole Shareholder (100%)	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	AUSA Holding, LLC, Sole Shareholder (100%)	Provides management services to unaffiliated third-party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware	Transamerica Financial Life Insurance Company, Member (4%); Transamerica Life Insurance Company, Member (64%); Transamerica Life Insurance Company, Member (32%)	Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Transamerica Financial Life Insurance Company, Member (5%); Transamerica Life Insurance Company, Member (35%); Transamerica Life Insurance Company, Member (60%)	Investment vehicle

As of 6/30/2023	14

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Transamerica Financial Life Insurance Company, Member (10%); Transamerica Life Insurance Company, Member (55%); Transamerica Life Insurance Company, Member (35%)	Investment vehicle
Nomagon Title Grandparent, LLC	Delaware	AEGON USA Asset Management Holding, LLC, Sole Member (100%); AEGON USA Realty Advisors, LLC, non- manager member (0%)	Investment vehicle
Nomagon Title Holding 1, LLC	Delaware	Nomagon Title Parent, LLC, Sole Member (100%); AEGON USA Realty Advisors, LLC, non- manager member (0%)	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Nomagon Title Grandparent, LLC, Sole Member (100%); AEGON USA Realty Advisors, LLC, non- manager member (0%)	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Mitigation Manager, LLC, Member (50%); OBPFL-MITBK, LLC, non-affiliate of AEGON, Member (50%)	Investments
Pearl Holdings, Inc. I	Delaware	AEGON USA Asset Management Holding, LLC, Sole Member (100%)	Holding company
Pearl Holdings, Inc. II	Delaware	AEGON USA Asset Management Holding, LLC, Sole Shareholder (100%)	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Transamerica Life Insurance Company, Sole Member (100%)	Marketing non-insurance products
Placer 400 Investors, LLC	California	RCC North America LLC, Member (50%); AKT Placer 400 Investors, LLC, non- affiliate of AEGON, Member (50%)	Investments
PSL Acquisitions Operating, LLC	Iowa	RCC North America LLC, Sole Member (100%)	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Transamerica Corporation, Sole Member (100%)	Real estate
Real Estate Alternatives Portfolio 2, L.L.C.	Delaware

Transamerica Financial Life Insurance Company, Member (7.50%); Transamerica Life Insurance Company, Member (37.25%); Transamerica Life Insurance Company, Member (22.25%); Transamerica Life Insurance Company, Member (30.75%); Transamerica Life Insurance Company, Member (2.25%);

AEGON USA Realty Advisors, Inc., Manager (0%)

Real estate alternatives investment
Real Estate Alternatives Portfolio 3, L.L.C.	Delaware

Transamerica Life Insurance Company, Member (73.40%); Transamerica Life Insurance Company, Member (1.00%); Transamerica Life Insurance Company, Member (25.60%);

AEGON USA Realty Advisors, Inc., Manager (0%)

Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Transamerica Financial Life Insurance Company, Shareholder (9.4%); Transamerica Life Insurance Company, Shareholder (90.6%)	Real estate alternatives investment

As of 6/30/2023	15

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware

Transamerica Financial Life Insurance Company, Member (4%); Transamerica Life Insurance Company, Member (64%); Transamerica Life Insurance Company, Member (32%); AEGON USA Realty Advisors, Inc., Manager (0%)

Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware

Transamerica Financial Life Insurance Company, Member (4%); Transamerica Life Insurance Company, Member (64%); Transamerica Life Insurance Company, Member (32%); AEGON USA Realty Advisors, Inc., Manager (0%)

Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	AEGON Management Company, Sole Shareholder (100%)	Captive insurance company
Second FGP LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
Seventh FGP LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate
St. Lucie West Development Company, LLC	Florida	PSL Acquisitions Operating, LLC, Sole Member (100%)	Development company
Stonebridge Benefit Services, Inc.	Delaware	Commonwealth General Corporation, Sole Shareholder (100%)	Health discount plan
TA Private Equity Assets, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments (private equity)
TA-APOP I, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Private equity vehicle
TA-APOP I-A, LLC	Delaware	Transamerica Financial Life Insurance Company, Member (10%); Transamerica Life Insurance Company, Member (90%);	Investments (private equity)
TA-APOP II, LLC	Delaware	Transamerica Life Insurance Company, Limited Partner (73.19%); Transamerica Financial Life Insurance Company, Limited Partner? (24.40%)	Private equity vehicle
TABR Realty Services, LLC	Delaware	AUSA Holding, LLC, Sole Member (100%)	Real estate investments
TAH-MCD IV, LLC	Iowa	Transamerica Affordable Housing, Inc., Sole Member (100%)	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Transamerica Affordable Housing, Inc., Sole Member (100%)	Serve as a general partner in a lower- tier tax credit entity
TAHP Fund 1, LLC	Delaware	Garnet LIHTC Fund IX, LLC, Sole Member (100%)	Real estate investments
TAHP Fund 2, LLC	Delaware	Garnet LIHTC Fund VIII, LLC, Sole Member (100%)	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Garnet LIHTC Fund XIX, LLC, Investor Member (100%)	Real estate investments
THH Acquisitions, LLC	Iowa	Transamerica Life Insurance Company, Sole Member (100%)	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance Inc.	Iowa	Transamerica Life Insurance Company, Sole Member (100%)	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	Transamerica Life Insurance Company, Sole Shareholder (100%)	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	PSL Acquisitions Operating, Sole Member (100%)	Development company
Tradition Land Company, LLC	Iowa	RCC North America LLC, Sole Member (100%)	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Affordable Housing, Inc.	California	TABR Realty Services, LLC, Sole Shareholder (100%)	General partner LHTC Partnership

As of 6/30/2023	16

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Agency Network, LLC	Iowa	AUSA Holding, LLC, Sole Shareholder (100%)	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Life Insurance Company, Member (77%); AUSA Holding, LLC, Shareholder (23%)	Fund advisor
Transamerica Bermuda Re, Ltd.	Bermuda	Transamerica Life Insurance Company, Sole Member (100%)	General
Transamerica Capital, Inc.	California	AUSA Holding, LLC, Sole Shareholder (100%)	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	Transamerica Corporation, Sole Shareholder (100%)	Insurance company
Transamerica Corporation (DE)	Delaware	AEGON International B.V., Sole Shareholder (100%)	Major interest in insurance and finance
Transamerica Corporation (OR)	Oregon	Transamerica Corporation, Sole Shareholder (100%)	Holding company
Transamerica Finance Corporation	Delaware	Transamerica Corporation, Sole Shareholder (100%)	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	AUSA Holding, LLC, Shareholder (51.60%) (1,000 Shares); AEGON Asset Management Services, Inc., Shareholder (37.62%) (729 Shares); Commonwealth General Corporation, Shareholder (10.78%) (209 Shares)	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	Transamerica Corporation, Sole Shareholder (100%)	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Life Insurance Company, Shareholder (44.13%); AUSA Holding, LLC, Shareholder (55.87%)	Mutual fund
Transamerica International Direct Marketing Consultants, LLC	Maryland	AEGON Direct Marketing Services, Inc., Member (49%); Curtis Sherwin Chen, Member (51%)	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	Transamerica Corporation, Sole Member (100%)	Reinsurance
Transamerica Investors Securities Corporation	Delaware	Transamerica Retirement Solutions, LLC, Sole Shareholder (100%)	Broker/Dealer
Transamerica Life Insurance Company	Iowa	Commonwealth General Corporation, Sole Shareholder (100%)	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	Transamerica Life Insurance Company, Sole Member (100%)	Long-term life insurer in Bermuda - will primarily write fixed universal life and term insurance
Transamerica Pacific Re, Inc.	Vermont	Transamerica Life Insurance Company, Sole Shareholder (100%)	Captive insurance company
Transamerica Pyramid Properties, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Realty limited liability company
Transamerica Resources, Inc.	Maryland	Monumental General Administrators, Inc., Sole Shareholder (100%)	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Transamerica Retirement Solutions, LLC, Sole Member (100%)	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Transamerica Retirement Solutions, LLC, Sole Member (100%)	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	AUSA Holding, LLC, Sole Member (100%)	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	Commonwealth General Corporation, Sole Shareholder (100%)	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Money Services, Inc., Sole Member (100%)	Travel and conference services
Transamerica Ventures Fund II, LLC	Delaware	AUSA Holding, LLC, Sole Member (100%)	Investments
ULI Funding, LLC	Iowa	AUSA Holding, LLC, Sole Member (100%)	Holding Company

As of 6/30/2023	17

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
United Financial Services, Inc.	Maryland	Transamerica Corporation, Sole Shareholder (100%)	General agency
Universal Benefits, LLC	Iowa	AUSA Holding, LLC, Sole Member (100%)	Third party administrator
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	World Financial Group Insurance Agency, Inc., Sole Shareholder (100%)	Insurance agency
WFG Properties Holdings, LLC	Georgia	World Financial Group, Inc., Sole Member (100%)	Marketing
WFG Securities Inc.	Canada	World Financial Group Holding Company of Canada, Inc., Sole Shareholder (100%)	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	Commonwealth General Corporation, Sole Shareholder (100%)	Holding company
World Financial Group, Inc.	Delaware	AEGON Asset Management Services, Inc., Sole Shareholder (100%)	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	World Financial Group Holding Company of Canada Inc., Sole Shareholder (100.00%)	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	World Financial Group Insurance Agency, Inc., Sole Shareholder (100.00%)	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	World Financial Group Insurance Agency, Inc., Sole Shareholder (100.00%)	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	World Financial Group Insurance Agency, Inc., Sole Shareholder (100.00%)	Insurance agency
World Financial Group Insurance Agency, LLC	Iowa	AUSA Holding, LLC, Sole Member (100%)	Insurance agency
Yarra Rapids, LLC	Delaware	Real Estate Alternatives Portfolio 4MR, LLC, Member (49%) New York Investment Trust, non-AEGON affiliate, Member (51%)	Real estate investments
Zahorik Company, Inc.	California	AUSA Holding, LLC, Sole Shareholder (100%)	Inactive
Zero Beta Fund, LLC	Delaware	Transamerica Financial Life Insurance Company (16.58%); Transamerica Life Insurance Company, Member (50.14%); Transamerica Life Insurance Company, Member (33.28%)	Aggregating vehicle formed to hold various fund investments.

As of 6/30/2023	18

Item 30.   Indemnification

Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney’s fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties. The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter in controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct. The amount to be paid by way of indemnity shall be determined and paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law. Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A, Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II, Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer
David Curry	(3)	Director, Chairman of the Board, Chief Executive Officer and President
Doug Hellerman	(3)	Director, Chief Compliance Officer and Vice President
Timothy Ackerman	(3)	Director and Vice President
Mark Halloran	(3)	Director and Vice President
Jennifer Pearce	(3)	Director and Vice President
Gregory E. Miller-Breetz	(1)	Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$ 0	0	0	0

(1) Fiscal Year 2020

Item 32.  Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are primarily maintained by (a) Transamerica Financial Life Insurance Company, in whole or in part, at its principal offices at 440 Mamaroneck Avenue, Harrison, NY 10528, (b) by State Street Bank & Trust Company, in whole or in part, at its principal offices at 200 Clarendon Street, Boston, MA 02116, and (c) by Transamerica Asset Management, Inc., in whole or in part, at its principal offices at 1801 California Street, Suite 5200, Denver, CO 80202

Item 33.  Management Services

Not Applicable

Item 34.  Fee Representation

The Depositor hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and State of Colorado, on September 26, 2023.

TRANSAMERICA VARIABLE FUNDS (Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY Depositor

Jamie Ohl * President and Chief Executive Office

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on September 26, 2023.

Signatures	Title

*	President and Chief Executive Officer (principal executive officer)
Jamie Ohl

*	Director and Chairman of the Board (principal accounting officer)
Bonnie T. Gerst

*	Director and Chief Operating Officer, Individual Solutions Division
Christopher S. Fleming

*	Director, Assistant Secretary, General Counsel and Senior Vice President
Andrew S. Williams

*	Chief Financial Officer, Executive Vice President and Treasurer (principal financial officer)
Matt Keppler

*	Director, Chief Operating Officer, Workplace Solutions Division
Zachary Harris

*	Director
Wendy E. Cooper

*	Director
Anne C. Kronenberg

*	Director
June Yuson

/s/Brian Stallworth	Assistant Secretary
Brian Stallworth

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.